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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one.): /_/ is a restatement.
                                           /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Blackstone Kailix Advisors L.L.C.
Address:      345 Park Avenue, New York, N.Y. 10154


Form 13F File Number:  28-12319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Vito Tanzi
Title:        Chief Financial Officer
Phone:        212-583-5748

Signature, Place, and Date of Signing:

/s/ Vito Tanzi                 New York, N.Y.             November 14, 2007
-----------------------        --------------             -----------------
[Signature]                    [City, State]              [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                24

Form 13F Information Table Value Total:                $1,060,926 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.                    Form 13F File Number                        Name
    ---                    --------------------                        ----

                                       FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                  TITLE OF                VALUE       SHRS OR   SH/ PUT/ INVESTMENT  OTHER
             NAME OF ISSUER        CLASS       CUSIP     (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
             --------------        -----       -----     --------     -------   --- ---- ---------- --------   ----    ------ ----

 1 AMERIPRISE FINL INC              COM      03076C106   $  69,421   1,100,000   SH        SOLE             1,100,000
 2 APPLIED MICRO CIRCUITS CORP      COM      03822W109   $  23,700   7,500,000   SH        SOLE             7,500,000
 3 BOEING CO                        COM      097023105   $ 104,990   1,000,000   SH        SOLE             1,000,000
 4 CITADEL BROADCASTING CORP        COM      17285T106   $  20,800   5,000,000   SH        SOLE             5,000,000
 5 CORNING INC                      COM      219350105   $  36,975   1,500,000   SH        SOLE             1,500,000
 6 COSAN LTD                       SHS A     G25343107   $   8,385     650,000   SH        SOLE               650,000
 7 EXIDE TECHNOLOGIES             COM NEW    302051206   $   7,491   1,152,531   SH        SOLE             1,152,531
 8 FEDERAL NATL MTG ASSN            COM      313586109   $  30,405     500,000   SH        SOLE               500,000
 9 FINISAR                          COM      31787A101   $  22,400   8,000,000   SH        SOLE             8,000,000
10 FEDERAL HOME LN MTG CORP         COM      313400301   $  29,505     500,000   SH        SOLE               500,000
11 LSI CORPORATION                  COM      502161102   $   7,420   1,000,000   SH        SOLE             1,000,000
12 MGIC INVT CORP WIS               COM      552848103   $  16,155     500,000   SH        SOLE               500,000
13 NRG ENERGY INC                 COM NEW    629377508   $  84,580   2,000,000   SH        SOLE             2,000,000
14 OVERSEAS SHIPHOLDING GROUP       COM      690368105   $  24,970     325,000   SH        SOLE               325,000
15 PARAMETRIC TECHNOLOGY CORP     COM NEW    699173209   $  20,904   1,200,000   SH        SOLE             1,200,000
16 QUEST SOFTWARE INC               COM      74834T103   $  13,728     800,000   SH        SOLE               800,000
17 REDWOOD TR INC                   COM      758075402   $  14,916     449,000   SH        SOLE               449,000
18 RELIANCE STEEL & ALUMINUM CO     COM      759509102   $  70,675   1,250,000   SH        SOLE             1,250,000
19 TRANSOCEAN INC                   ORD      G90078109   $ 135,660   1,200,000   SH        SOLE             1,200,000
20 ULTRA PETROLEUM CORP             COM      903914109   $  93,059   1,499,990   SH        SOLE             1,499,990
21 UNITEDHEALTH GROUP INC           COM      91324P102   $  48,430   1,000,000   SH CALL   SOLE             1,000,000
22 UNITED PARCEL SERVICE INC        CL B     911312106   $  75,100   1,000,000   SH        SOLE             1,000,000
23 WEYERHAEUSER CO                  COM      962166104   $  72,300   1,000,000   SH        SOLE             1,000,000
24 WEYERHAEUSER CO                  COM      962166104   $  28,956     400,500   SH CALL   SOLE               400,500
                                                         $1,060,926
